Guarantor Condensed Consolidating Financial Information - Condensed Consolidating Statements of Cash Flows (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Cash Provided by (Used in) Operating Activities [Abstract]
Cash provided by operating activities	$ 182	$ 505	$ 798
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of property, plant and equipment	(519)	(604)	(438)
Proceeds from sales of assets, net	12	32	14
Foreign exchange contract settlements	42	0	0
Investment in affiliates	$ (32)	(8)	0
Intercompany investing activities
Other investing activities	$ 0	20	0
Cash used for investing activities	(497)	(560)	(424)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of debt, net	$ 3,491	0	0
Intercompany short-term borrowings, net
Debt repayments	$ 10	0	0
Dividends paid	105	0	0
Debt issuance costs	79	0	0
Cash provided at separation by DuPont	247	0	0
Net transfers (to) from DuPont	(2,857)	55	(374)
Cash provided by (used for) financing activities	687	55	(374)
Effect of exchange rate changes on cash	(6)	0	0
Increase in cash	366	0	0
Cash at beginning of year	0	0	0
Cash at end of year	366	0	0
Parent Issuer
Net Cash Provided by (Used in) Operating Activities [Abstract]
Cash provided by operating activities	(119)	0	0
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of property, plant and equipment	0	0	0
Proceeds from sales of assets, net	0	0	0
Foreign exchange contract settlements	0
Investment in affiliates	0	0
Intercompany investing activities	0
Other investing activities		0
Cash used for investing activities	0	0	0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of debt, net	3,489
Intercompany short-term borrowings, net	202
Debt repayments	(8)
Dividends paid	(105)
Debt issuance costs	(79)
Cash provided at separation by DuPont	0
Net transfers (to) from DuPont	(3,380)	0	0
Cash provided by (used for) financing activities	119	0	0
Effect of exchange rate changes on cash	0	0	0
Increase in cash	0	0	0
Cash at beginning of year	0	0	0
Cash at end of year	0	0	0
Guarantor Subsidiaries
Net Cash Provided by (Used in) Operating Activities [Abstract]
Cash provided by operating activities	171	302	388
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of property, plant and equipment	(292)	(287)	(200)
Proceeds from sales of assets, net	6	30	8
Foreign exchange contract settlements	42
Investment in affiliates	0	0
Intercompany investing activities	(202)
Other investing activities		20
Cash used for investing activities	(446)	(237)	(192)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of debt, net	2
Intercompany short-term borrowings, net	0
Debt repayments	(2)
Dividends paid	0
Debt issuance costs	0
Cash provided at separation by DuPont	87
Net transfers (to) from DuPont	283	(65)	(196)
Cash provided by (used for) financing activities	370	(65)	(196)
Effect of exchange rate changes on cash	0	0	0
Increase in cash	95	0	0
Cash at beginning of year	0	0	0
Cash at end of year	95	0	0
Non-Guarantor Subsidiaries
Net Cash Provided by (Used in) Operating Activities [Abstract]
Cash provided by operating activities	121	208	409
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of property, plant and equipment	(227)	(317)	(238)
Proceeds from sales of assets, net	6	2	6
Foreign exchange contract settlements	0
Investment in affiliates	(32)	(8)
Intercompany investing activities	0
Other investing activities		0
Cash used for investing activities	(253)	(323)	(232)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of debt, net	0
Intercompany short-term borrowings, net	0
Debt repayments	0
Dividends paid	0
Debt issuance costs	0
Cash provided at separation by DuPont	160
Net transfers (to) from DuPont	249	115	(177)
Cash provided by (used for) financing activities	409	115	(177)
Effect of exchange rate changes on cash	(6)	0	0
Increase in cash	271	0	0
Cash at beginning of year	0	0	0
Cash at end of year	271	0	0
Eliminations and Adjustments
Net Cash Provided by (Used in) Operating Activities [Abstract]
Cash provided by operating activities	9	9	1
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of property, plant and equipment	0	0	0
Proceeds from sales of assets, net	0	0	0
Foreign exchange contract settlements	0
Investment in affiliates	0	0
Intercompany investing activities	202
Other investing activities		0
Cash used for investing activities	202	0	0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of debt, net	0
Intercompany short-term borrowings, net	(202)
Debt repayments	0
Dividends paid	0
Debt issuance costs	0
Cash provided at separation by DuPont	0
Net transfers (to) from DuPont	(9)	5	(1)
Cash provided by (used for) financing activities	(211)	5	(1)
Effect of exchange rate changes on cash	0	0	0
Increase in cash	0	0	0
Cash at beginning of year	0	0	0
Cash at end of year	$ 0	$ 0	$ 0